Summary of significant accounting policies (Details 1)	Dec. 31, 2023
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	4 years
Technology Know Hows [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	6 years
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	6 years